UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03479

Franklin New York Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin New York Tax-Free Income Fund
Class A [FNYQX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin New York Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$40	0.80%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$2,537,045,488
Total Number of Portfolio Holdings	454
Portfolio Turnover Rate	2.45%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New York Tax-Free Income Fund	PAGE 1	1115-STSR-1026

Franklin New York Tax-Free Income Fund
Class A1 [FNYTX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin New York Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$32	0.64%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$2,537,045,488
Total Number of Portfolio Holdings	454
Portfolio Turnover Rate	2.45%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New York Tax-Free Income Fund	PAGE 1	115-STSR-1026

Franklin New York Tax-Free Income Fund
Class C [FNYIX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin New York Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$60	1.20%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$2,537,045,488
Total Number of Portfolio Holdings	454
Portfolio Turnover Rate	2.45%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New York Tax-Free Income Fund	PAGE 1	215-STSR-1026

Franklin New York Tax-Free Income Fund
Class R6 [FKTJX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin New York Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$24	0.49%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$2,537,045,488
Total Number of Portfolio Holdings	454
Portfolio Turnover Rate	2.45%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New York Tax-Free Income Fund	PAGE 1	8115-STSR-1026

Franklin New York Tax-Free Income Fund
Advisor Class [FNYAX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin New York Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$27	0.54%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$2,537,045,488
Total Number of Portfolio Holdings	454
Portfolio Turnover Rate	2.45%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New York Tax-Free Income Fund	PAGE 1	615-STSR-1026

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Franklin
New York Tax-Free
Income Fund
Financial Statements and Other Important Information
Semi-Annual | August 31, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 19
Notes to Financial Statements 23
Changes In and Disagreements with Accountants 31
Results of Meeting(s) of Shareholders 31
Remuneration Paid to Directors, Officers and Others 31
Board Approval of Management and Subadvisory Agreements 31

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended
May 31, 2021 2026 2025 2024
a
2023
Class A
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $10.00 $9.98 $10.02 $9.72 $10.83 $11.38 $11.09
Income from investment
operations
c
:
Net investment income
d
. 0.17 0.33 0.31 0.30 0.27 0.19 0.28
Net realized and
unrealized gains
(losses) ........... (0.36) 0.02 (0.04) 0.30 (1.11) (0.55) 0.29
Total from investment
operations ........... (0.19) 0.35 0.27 0.60 (0.84) (0.36) 0.57
Less distributions from:
Net investment income .. (0.17) (0.33) (0.31) (0.30) (0.27) (0.19) (0.28)
Net asset value, end of
period .............. $9.64 $10.00 $9.98 $10.02 $9.72 $10.83 $11.38
Total return
e
........... (1.88)% 3.63% 2.78% 6.29% (7.77)% (3.25)% 5.15%
Ratios to average net
assets
f
Expenses ............. 0.80% 0.80% 0.78%
g
0.75%
g
0.81%
g
0.82%
g
0.78%
g
Net investment income ... 3.47% 3.44% 3.13% 3.08% 2.74% 2.21% 2.48%
Supplemental data
Net assets, end of period
(000’s) .............. $324,283 $338,951 $351,699 $361,554 $351,002 $409,409 $367,358
Portfolio turnover rate .... 2.45% 14.51% 19.14% 15.99% 22.81% 11.94% 12.15%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended
May 31, 2021 2026 2025 2024
a
2023
Class A1
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $10.01 $9.98 $10.03 $9.73 $10.84 $11.39 $11.10
Income from investment
operations
c
:
Net investment income
d
. 0.18 0.35 0.33 0.32 0.29 0.20 0.30
Net realized and
unrealized gains
(losses) ........... (0.36) 0.02 (0.05) 0.29 (1.12) (0.55) 0.28
Total from investment
operations ........... (0.18) 0.37 0.28 0.61 (0.83) (0.35) 0.58
Less distributions from:
Net investment income .. (0.18) (0.34) (0.33) (0.31) (0.28) (0.20) (0.29)
Net asset value, end of
period .............. $9.65 $10.01 $9.98 $10.03 $9.73 $10.84 $11.39
Total return
e
........... (1.80)% 3.89% 2.83% 6.44% (7.63)% (3.13)% 5.31%
Ratios to average net
assets
f
Expenses ............. 0.64% 0.65% 0.63%
g
0.60%
g
0.66%
g
0.67%
g
0.63%
g
Net investment income ... 3.61% 3.59% 3.28% 3.23% 2.89% 2.36% 2.63%
Supplemental data
Net assets, end of period
(000’s) .............. $1,420,965 $1,539,847 $1,690,956 $1,891,646 $2,010,712 $2,514,275 $2,775,454
Portfolio turnover rate .... 2.45% 14.51% 19.14% 15.99% 22.81% 11.94% 12.15%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended
May 31, 2021 2026 2025 2024
a
2023
Class C
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $10.00 $9.97 $10.02 $9.72 $10.82 $11.38 $11.08
Income from investment
operations
c
:
Net investment income
d
. 0.15 0.29 0.27 0.26 0.23 0.15 0.24
Net realized and
unrealized gains
(losses) ........... (0.36) 0.03 (0.05) 0.30 (1.10) (0.56) 0.29
Total from investment
operations ........... (0.21) 0.32 0.22 0.56 (0.87) (0.41) 0.53
Less distributions from:
Net investment income .. (0.15) (0.29) (0.27) (0.26) (0.23) (0.15) (0.23)
Net asset value, end of
period .............. $9.64 $10.00 $9.97 $10.02 $9.72 $10.82 $11.38
Total return
e
........... (2.07)% 3.33% 2.26% 5.86% (8.06)% (3.62)% 4.83%
Ratios to average net
assets
f
Expenses ............. 1.20% 1.20% 1.18%
g
1.15%
g
1.21%
g
1.22%
g
1.18%
g
Net investment income ... 3.06% 3.04% 2.73% 2.67% 2.33% 1.82% 2.10%
Supplemental data
Net assets, end of period
(000’s) .............. $23,683 $28,569 $47,875 $64,099 $89,134 $129,772 $202,215
Portfolio turnover rate .... 2.45% 14.51% 19.14% 15.99% 22.81% 11.94% 12.15%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended
May 31, 2021 2026 2025 2024
a
2023
Class R6
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $10.02 $10.00 $10.04 $9.74 $10.85 $11.41 $11.11
Income from investment
operations
c
:
Net investment income
d
. 0.19 0.36 0.34 0.33 0.30 0.21 0.31
Net realized and
unrealized gains
(losses) ........... (0.36) 0.02 (0.04) 0.30 (1.11) (0.55) 0.30
Total from investment
operations ........... (0.17) 0.38 0.30 0.63 (0.81) (0.34) 0.61
Less distributions from:
Net investment income .. (0.19) (0.36) (0.34) (0.33) (0.30) (0.22) (0.31)
Net asset value, end of
period .............. $9.66 $10.02 $10.00 $10.04 $9.74 $10.85 $11.41
Total return
e
........... (1.72)% 3.94% 3.07% 6.55% (7.48)% (3.10)% 5.54%
Ratios to average net
assets
f
Expenses ............. 0.49% 0.50% 0.49%
g
0.49%
g
0.51%
g
0.50%
g
0.50%
g
Net investment income ... 3.76% 3.74% 3.42% 3.34% 3.04% 2.52% 2.76%
Supplemental data
Net assets, end of period
(000’s) .............. $149,538 $145,803 $124,350 $98,748 $86,891 $97,268 $89,785
Portfolio turnover rate .... 2.45% 14.51% 19.14% 15.99% 22.81% 11.94% 12.15%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended
May 31, 2021 2026 2025 2024
a
2023
Advisor Class
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $10.02 $9.99 $10.04 $9.74 $10.84 $11.40 $11.10
Income from investment
operations
c
:
Net investment income
d
. 0.18 0.36 0.34 0.33 0.30 0.21 0.31
Net realized and
unrealized gains
(losses) ........... (0.35) 0.02 (0.05) 0.29 (1.11) (0.56) 0.29
Total from investment
operations ........... (0.17) 0.38 0.29 0.62 (0.81) (0.35) 0.60
Less distributions from:
Net investment income .. (0.19) (0.35) (0.34) (0.32) (0.29) (0.21) (0.30)
Net asset value, end of
period .............. $9.66 $10.02 $9.99 $10.04 $9.74 $10.84 $11.40
Total return
e
........... (1.75)% 3.99% 2.93% 6.54% (7.44)% (3.15)% 5.50%
Ratios to average net
assets
f
Expenses ............. 0.54% 0.55% 0.53%
g
0.50%
g
0.57%
g
0.57%
g
0.53%
g
Net investment income ... 3.71% 3.69% 3.38% 3.35% 3.01% 2.46% 2.73%
Supplemental data
Net assets, end of period
(000’s) .............. $618,576 $634,117 $638,348 $489,421 $328,181 $277,600 $287,411
Portfolio turnover rate .... 2.45% 14.51% 19.14% 15.99% 22.81% 11.94% 12.15%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited), August 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Residential REITs 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 6,700,000 $ 6,839,810
Total Corporate Bonds (Cost $ 6,700,000 ) .......................................
6,839,810
Municipal Bonds 98.1%
California 0.2%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 5,800,000 4,826,684
Florida 1.6%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 18,760,000 16,581,649
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-2 , 5.5% , 12/01/30 .............................................. 2,770,000 2,549,891
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 3,990,000 2,724,049
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 6.56%, 3/01/29 ........................................... 22,600,000 19,282,499
41,138,088
Georgia 0.4%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 1,935,000 1,980,491
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.7%, 12/01/45 ................... 15,875,000 7,881,742
9,862,233
Illinois 0.6%
Metropolitan Pier & Exposition Authority ,
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , 4% , 12/15/42 ........................................... 6,970,000 6,413,726
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , 4% , 6/15/52 ............................................ 10,310,000 8,524,540
14,938,266
New Jersey 0.0%
†
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2020
AA , Pre-Refunded , 5% , 6/15/50 ....................................... 1,025,000 1,116,510
New York 89.5%
Albany Capital Resource Corp. ,
Albany College of Pharmacy and Health Sciences , Revenue , 2022 A , Refunding ,
5.25% , 12/01/38 ................................................. 6,505,000 6,570,985
Albany Medical Center Hospital Obligated Group , Revenue , 2025 A , Refunding ,
5.25% , 5/01/50 .................................................. 4,000,000 4,124,772
Albany Medical Center Hospital Obligated Group , Revenue , 2025 A , Refunding ,
5.5% , 5/01/55 ................................................... 4,670,000 4,857,507
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 D , 4% ,
11/01/51 ....................................................... 2,000,000 1,718,157
KIPP Capital Region Public Charter Schools , Revenue , 2024 , 4.75% , 6/01/54 .... 1,200,000 1,077,881
KIPP Capital Region Public Charter Schools , Revenue , 2024 , 5% , 6/01/64 ....... 2,250,000 2,051,333
Allegany County Capital Resource Corp. ,
Alfred University , Revenue , 2024 , 5.25% , 4/01/49 .......................... 1,700,000 1,659,004
Alfred University , Revenue , 2024 , 5.25% , 4/01/54 .......................... 3,000,000 2,870,983
Battery Park City Authority ,
Revenue, Senior Lien , 2023 A , 5% , 11/01/48 ............................. 20,000,000 20,846,664
Revenue, Senior Lien , 2025 , Refunding , 5.25% , 11/01/55 .................... 6,000,000 6,284,912
Brookhaven Local Development Corp. ,
Active Retirement Community, Inc. Obligated Group , Revenue , 2020 A , 4% , 11/01/45 1,500,000 1,358,811

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Brookhaven Local Development Corp., (continued)
Active Retirement Community, Inc. Obligated Group , Revenue , 2020 A , 4% , 11/01/55 $ 8,000,000 $ 6,576,429
Broome County Local Development Corp. ,
Good Shepherd Village at Endwell Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/01/36 ........................................................ 1,600,000 1,557,970
Good Shepherd Village at Endwell Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/01/41 ........................................................ 1,530,000 1,388,141
Good Shepherd Village at Endwell Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/01/47 ........................................................ 1,160,000 995,935
United Health Services Hospitals Obligated Group , Revenue , 2020 , Refunding , AG
Insured , 3% , 4/01/45 .............................................. 7,230,000 5,419,862
Buffalo & Erie County Industrial Land Development Corp. ,
Catholic Health System Obligated Group , Revenue , 2015 , 5.25% , 7/01/35 ....... 1,000,000 995,345
Catholic Health System Obligated Group , Revenue , 2015 , 5% , 7/01/40 ......... 1,000,000 940,728
D'Youville University , Revenue , 2020 A , Refunding , 4% , 11/01/50 .............. 2,500,000 1,837,128
Build NYC Resource Corp. ,
487 West 129th street Transitional Housing Development Fund Corp. Obligated
Group , Revenue , 2025 A , 5.5% , 12/01/51 .............................. 1,000,000 1,033,673
487 West 129th street Transitional Housing Development Fund Corp. Obligated
Group , Revenue , 2025 A , 5.5% , 12/01/56 .............................. 1,000,000 1,027,535
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/36 ............ 400,000 373,169
Classical Charter School, Inc. , Revenue , 2023 A , 4.5% , 6/15/43 ............... 830,000 736,871
Classical Charter School, Inc. , Revenue , 2023 A , 4.75% , 6/15/53 .............. 850,000 728,062
Classical Charter School, Inc. , Revenue , 2023 A , 4.75% , 6/15/58 .............. 725,000 610,295
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/42 ...... 1,200,000 1,162,060
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/52 ...... 725,000 665,129
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/56 ...... 570,000 515,960
KIPP NYC Public Charter Schools , Revenue , 2022 , 5.25% , 7/01/52 ............ 4,000,000 4,011,948
KIPP NYC Public Charter Schools , Revenue , 2022 , 5.25% , 7/01/57 ............ 1,000,000 1,000,852
KIPP NYC Public Charter Schools , Revenue , 2022 , 5.25% , 7/01/62 ............ 1,500,000 1,492,357
South Bronx Classical Charter School V , Revenue , 2026 A , 5.5% , 6/15/65 ....... 2,000,000 1,949,349
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/50 ...................... 4,500,000 4,626,790
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/55 ...................... 4,925,000 5,025,360
d
Chautauqua County Capital Resource Corp. , NRG Energy, Inc. , Revenue , 2020 ,
Refunding , Mandatory Put , 4.25% , 4/03/28 ............................... 2,000,000 2,025,666
City of Long Beach , GO , 2022 B , BAM Insured , 5.25% , 7/15/42 ................. 1,010,000 1,041,626
City of New York ,
GO , 2018 E-1 , 5% , 3/01/40 .......................................... 6,830,000 6,959,546
GO , 2018 E-1 , 5% , 3/01/44 .......................................... 12,500,000 12,671,404
GO , 2018 F-1 , 5% , 4/01/40 .......................................... 16,210,000 16,530,334
GO , 2018 F-1 , 5% , 4/01/45 .......................................... 10,000,000 10,126,868
GO , 2019 D-1 , 4% , 12/01/43 ......................................... 10,000,000 9,058,754
GO , 2022 D-1 , 5.25% , 5/01/41 ........................................ 1,500,000 1,572,526
GO , 2023 A-1 , 4% , 9/01/46 .......................................... 5,000,000 4,533,538
GO , 2023 E-1 , 4% , 4/01/45 .......................................... 3,000,000 2,712,621
GO , 2024 D , 5.5% , 4/01/49 .......................................... 10,000,000 10,461,912
GO , 2024 D , 5.25% , 4/01/54 ......................................... 10,500,000 10,725,849
GO , 2025 E , 5.25% , 8/01/50 ......................................... 4,500,000 4,623,378
GO , 2025 E , 5% , 8/01/54 ............................................ 4,500,000 4,513,240
GO , 2025 G-1 , 5.25% , 2/01/53 ........................................ 6,150,000 6,307,204
GO , 2026 D , 5.25% , 10/01/55 ........................................ 8,000,000 8,192,265
GO , 2027 A , 5% , 8/01/52 ............................................ 2,500,000 2,512,298
b
Clinton County Capital Resource Corp. ,
Clinton-Essex-Warren-Washington Board of Cooperative Educational Services ,
Revenue , 144A, 2025 , 4.5% , 7/01/40 ................................. 600,000 601,227
Clinton-Essex-Warren-Washington Board of Cooperative Educational Services ,
Revenue , 144A, 2025 , 5% , 7/01/46 ................................... 900,000 914,291

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Dutchess County Local Development Corp. ,
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/32 ...... $ 175,000 $ 185,495
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/33 ...... 185,000 195,526
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/34 ...... 500,000 525,358
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/35 ...... 200,000 199,268
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/36 ...... 200,000 196,898
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/37 ...... 250,000 242,937
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/38 ...... 250,000 239,012
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/39 ...... 100,000 94,248
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/40 ...... 100,000 92,281
Nuvance Health Obligated Group , Revenue , 2016 B , 5% , 7/01/31 ............. 10,550,000 10,555,562
Nuvance Health Obligated Group , Revenue , 2019 B , Refunding , 4% , 7/01/44 ..... 1,900,000 1,680,020
Nuvance Health Obligated Group , Revenue , 2019 B , Refunding , 4% , 7/01/49 ..... 4,425,000 3,711,332
Vassar College , Revenue , 2017 , Refunding , 5% , 7/01/42 .................... 5,000,000 5,025,249
Vassar College , Revenue , 2017 , Refunding , 4% , 7/01/46 .................... 5,715,000 5,224,794
Empire State Development Corp. ,
State of New York Personal Income Tax , Revenue , 2017 C , Refunding , 5% , 3/15/40 8,400,000 8,498,704
State of New York Personal Income Tax , Revenue , 2019 A , 5% , 3/15/42 ......... 10,000,000 10,215,331
State of New York Personal Income Tax , Revenue , 2020 A , 5% , 3/15/41 ......... 5,000,000 5,178,915
Genesee County Funding Corp. (The) ,
Monroe Sustainable Energy Partners LLC , Revenue , 2025 A , 5.5% , 12/01/55 ..... 2,500,000 2,556,489
Rochester Regional Health Obligated Group , Revenue , 2022 A , Refunding , 5.25% ,
12/01/52 ....................................................... 6,250,000 6,206,752
Hempstead Town Local Development Corp. ,
Adelphi University , Revenue , 2026 A , 5% , 10/01/56 ........................ 1,250,000 1,158,286
Hofstra University , Revenue , 2017 , Refunding , 5% , 7/01/42 .................. 1,250,000 1,257,416
Hofstra University , Revenue , 2017 , Refunding , 5% , 7/01/47 .................. 5,250,000 5,267,896
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/39 ................. 575,000 541,015
Hofstra University , Revenue , 2021 A , Refunding , 3% , 7/01/51 ................. 3,000,000 2,081,915
Hudson Yards Infrastructure Corp. ,
Revenue , 2017 A , Refunding , 5% , 2/15/42 ............................... 15,000,000 15,077,974
Revenue , 2017 A , Refunding , AG Insured , 4% , 2/15/47 ..................... 13,680,000 12,292,293
Long Island Power Authority ,
Revenue , 2018 , 5% , 9/01/39 ......................................... 5,000,000 5,126,072
Revenue , 2022 A , Refunding , 5% , 9/01/43 ............................... 3,170,000 3,304,261
Revenue , 2023 E , 5% , 9/01/53 ........................................ 3,500,000 3,567,821
Revenue , 2024 A , Refunding , 5% , 9/01/49 ............................... 3,500,000 3,579,551
Revenue , 2024 A , Refunding , 5% , 9/01/54 ............................... 8,000,000 8,064,944
Revenue , 2024 A , Refunding , 5.25% , 9/01/54 ............................. 2,500,000 2,566,286
Revenue , 2025 , Refunding , 5.25% , 9/01/50 .............................. 7,000,000 7,254,501
Metropolitan Transportation Authority ,
Revenue , 2016 B , Refunding , 5% , 11/15/33 .............................. 6,000,000 6,020,499
Revenue , 2016 B , Refunding , 5% , 11/15/35 .............................. 4,000,000 4,011,552
Revenue , 2016 B , Refunding , 5% , 11/15/37 .............................. 6,000,000 6,014,055
Revenue , 2016 D , Refunding , 5% , 11/15/30 .............................. 10,305,000 10,348,479
Revenue , 2017 C-1 , Refunding , 5% , 11/15/30 ............................ 6,215,000 6,417,517
Revenue , 2017 D , Refunding , 4% , 11/15/42 .............................. 20,000,000 17,921,420
Revenue , 2017 D , Refunding , 4% , 11/15/46 .............................. 5,000,000 4,368,668
Revenue , 2019 C , AG Insured , 4% , 11/15/45 ............................. 8,000,000 7,124,281
Revenue , 2020 A-1 , 5% , 11/15/48 ..................................... 17,000,000 17,085,433
Revenue , 2020 C-1 , 4.75% , 11/15/45 ................................... 2,950,000 2,938,583
Revenue , 2020 C-1 , 5% , 11/15/50 ..................................... 9,150,000 9,174,231
Revenue , 2020 D , 5% , 11/15/44 ....................................... 15,000,000 15,221,870
Revenue , 2020 D , 4% , 11/15/50 ....................................... 10,000,000 8,656,807
Revenue , 2021 A-2 , 4% , 11/15/42 ..................................... 5,000,000 4,505,074
Revenue , 2024 A , Refunding , 4% , 11/15/43 .............................. 6,220,000 5,575,344
Revenue , 2024 A , Refunding , 5.5% , 11/15/47 ............................. 6,000,000 6,321,381

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Metropolitan Transportation Authority, (continued)
Revenue , 2025 A , Refunding , 5.25% , 11/15/55 ............................ $ 1,250,000 $ 1,270,142
Revenue , 2025 B , Refunding , 5% , 11/15/43 .............................. 1,335,000 1,383,334
c
Dedicated Tax Fund , Revenue , 2012 A , Refunding , 3.45%, 11/15/32 ............ 20,000,000 16,198,868
Dedicated Tax Fund , Revenue , 2024 B-1 , Refunding , 5% , 11/15/49 ............ 29,545,000 30,228,908
Dedicated Tax Fund , Revenue , 2024 B-1 , Refunding , 5% , 11/15/50 ............ 10,830,000 11,049,265
Dedicated Tax Fund , Revenue , 2024 B-1 , Refunding , 5% , 11/15/52 ............ 5,000,000 5,074,096
Dedicated Tax Fund , Revenue , 2024 B-2 , Refunding , 5% , 11/15/48 ............ 3,000,000 3,081,449
Dedicated Tax Fund , Special Tax , 2024 A , 5% , 11/15/49 ..................... 2,500,000 2,557,870
Dedicated Tax Fund , Special Tax , 2024 A , 5.25% , 11/15/54 ................... 7,500,000 7,743,490
Monroe County Industrial Development Corp. ,
Rochester Regional Health Obligated Group , Revenue , 2017 , 5% , 12/01/46 ...... 17,000,000 16,357,204
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/31 ....................................................... 1,500,000 1,574,155
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/32 ....................................................... 4,200,000 4,387,633
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/33 ....................................................... 1,815,000 1,887,834
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/34 ....................................................... 2,510,000 2,596,311
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 4% ,
12/01/35 ....................................................... 1,100,000 1,070,259
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 4% ,
12/01/46 ....................................................... 8,560,000 7,172,516
St. John Fisher University , Revenue , 2024 , Refunding , 5.25% , 6/01/49 .......... 635,000 656,819
St. John Fisher University , Revenue , 2024 , Refunding , 5.25% , 6/01/54 .......... 1,670,000 1,700,420
b
True North Rochester Prep Charter School , Revenue , 144A, 2020 A , 5% , 6/01/50 . 2,360,000 2,246,807
b
True North Rochester Prep Charter School , Revenue , 144A, 2020 A , 5% , 6/01/59 . 2,345,000 2,187,380
University of Rochester , Revenue , 2017 C , Refunding , 4% , 7/01/43 ............ 12,570,000 11,590,717
University of Rochester , Revenue , 2017 D , Refunding , 4% , 7/01/43 ............ 14,050,000 12,955,415
University of Rochester , Revenue , 2023 A , 5% , 7/01/53 ..................... 10,000,000 10,208,147
Nassau County Local Economic Assistance Corp. ,
Roosevelt Children's Academy Charter School , Revenue , 2023 A , 5% , 7/01/43 .... 1,440,000 1,238,875
Roosevelt Children's Academy Charter School , Revenue , 2023 A , 5% , 7/01/55 .... 2,605,000 2,082,695
New York City Health and Hospitals Corp. ,
Revenue , 2020 A , Refunding , 3% , 2/15/45 ............................... 1,250,000 970,330
Revenue , 2020 A , Refunding , 4% , 2/15/45 ............................... 1,800,000 1,681,924
Revenue , 2020 A , Refunding , 4% , 2/15/48 ............................... 880,000 791,933
New York City Housing Development Corp. ,
Revenue , 2016 C-1-A , 3.15% , 11/01/36 ................................. 300,000 269,242
Revenue , 2016 C-1-A , 3.45% , 5/01/50 .................................. 750,000 576,958
Revenue , 2016 F-1A , Refunding , 3.3% , 11/01/46 .......................... 485,000 391,434
Revenue , 2018 K , 4% , 11/01/48 ....................................... 36,505,000 31,826,786
Revenue , 2019 A-3A , Refunding , 3.95% , 11/01/49 ......................... 75,000 65,803
Revenue , 2019 G-1-B , Refunding , 3% , 11/01/44 ........................... 9,405,000 7,343,907
Revenue , 2019 J , 3% , 11/01/44 ....................................... 4,935,000 3,853,501
Revenue , 2020 C , FNMA Insured , 2.75% , 2/01/51 ......................... 10,000,000 6,604,541
Revenue , 2021 C-1 , Refunding , 2.5% , 11/01/51 ........................... 220,000 136,838
Revenue , 2021 C-1 , Refunding , 2.6% , 11/01/56 ........................... 100,000 60,522
Revenue , 2021 G , Refunding , FHA Insured , 2.15% , 11/01/36 ................. 560,000 450,329
Revenue , 2022 A , 3.3% , 11/01/47 ..................................... 100,000 78,360
8 Spruce NY Owner LLC , Revenue , 2024 , F , Refunding , 5.25% , 12/15/31 ........ 4,550,000 4,663,458
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC , Revenue , 2021 A , Refunding , AG Insured , 3% , 1/01/46 . 5,000,000 3,793,959
Yankee Stadium LLC , Revenue , 2020 A , Refunding , AG Insured , 4% , 3/01/45 .... 6,000,000 5,427,970
Yankee Stadium LLC , Revenue , 2020 A , Refunding , AG Insured , 3% , 3/01/49 .... 10,000,000 7,075,148

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2017 AA , 4% , 6/15/46 .................... $ 10,000,000 $ 8,965,802
Water & Sewer System , Revenue , 2020 AA , Refunding , 5% , 6/15/40 ........... 10,000,000 10,413,314
Water & Sewer System , Revenue , 2022 AA-1 , 5% , 6/15/48 .................. 8,825,000 9,030,665
Water & Sewer System , Revenue , 2023 AA-1 , 5.25% , 6/15/52 ................ 5,000,000 5,114,976
Water & Sewer System , Revenue , 2024 AA-1 , 5.25% , 6/15/53 ................ 9,000,000 9,246,280
Water & Sewer System , Revenue , 2024 BB-1 , 5.25% , 6/15/54 ................ 10,745,000 11,029,773
Water & Sewer System , Revenue , 2024 CC-1 , 4.25% , 6/15/54 ................ 2,500,000 2,237,730
Water & Sewer System , Revenue , 2025 AA-1 , 5% , 6/15/51 .................. 7,155,000 7,230,568
Water & Sewer System , Revenue , 2025 AA-1 , 5.25% , 6/15/53 ................ 1,000,000 1,027,688
Water & Sewer System , Revenue , 2025 BB , 5.25% , 6/15/55 .................. 25,000,000 25,674,857
Water & Sewer System , Revenue , 2026 AA-1 , 5% , 6/15/55 .................. 11,500,000 11,645,714
Water & Sewer System , Revenue, Sub. Lien , 2018 BB-1 , 5% , 6/15/46 .......... 15,500,000 15,599,220
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2021 C-1 , 4% , 5/01/43 ...................... 5,000,000 4,553,963
Future Tax Secured , Revenue , 2024 A-1 , 5% , 5/01/41 ...................... 6,775,000 7,029,025
Future Tax Secured , Revenue , 2024 A-1 , 4% , 5/01/53 ...................... 3,000,000 2,579,967
Future Tax Secured , Revenue , 2024 G-1 , 4.125% , 5/01/52 ................... 6,500,000 5,711,016
Future Tax Secured , Revenue , 2025 C-1 , 5% , 5/01/50 ...................... 4,000,000 4,033,160
Future Tax Secured , Revenue , 2025 H-1 , 5% , 11/01/50 ..................... 4,000,000 4,029,427
Future Tax Secured , Revenue , 2025 H-1 , 5.5% , 11/01/51 .................... 3,000,000 3,152,545
Future Tax Secured , Revenue , 2026 F-1 , 5% , 2/01/50 ...................... 5,000,000 5,037,615
Future Tax Secured , Revenue , 2026 I , 5.5% , 11/01/54 ...................... 2,750,000 2,897,309
Future Tax Secured , Revenue, Sub. Lien , 2017 E-1 , 5% , 2/01/33 .............. 6,500,000 6,553,398
Future Tax Secured , Revenue, Sub. Lien , 2017 F-1 , 5% , 5/01/42 .............. 17,500,000 17,615,230
Future Tax Secured , Revenue, Sub. Lien , 2019 A-1 , 5% , 8/01/40 .............. 9,340,000 9,521,011
Future Tax Secured , Revenue, Sub. Lien , 2020 B-1 , 4% , 11/01/41 ............. 7,205,000 6,649,657
Future Tax Secured , Revenue, Sub. Lien , 2023 D-1 , 5% , 11/01/46 ............. 10,000,000 10,277,252
Future Tax Secured , Revenue, Sub. Lien , 2025 D , 5.25% , 5/01/48 ............. 5,000,000 5,162,700
Future Tax Secured , Revenue, Sub. Lien , 2025 D , 5% , 5/01/50 ............... 2,375,000 2,396,282
Future Tax Secured , Revenue, Sub. Lien , 2026 B , 5.25% , 5/01/55 ............. 7,500,000 7,686,928
Future Tax Secured , Revenue, Sub. Lien , 2027 B-1 , 5.5% , 11/01/54 ............ 6,250,000 6,584,793
State of New York , Revenue , 2018 S-3 , 5% , 7/15/43 ........................ 10,000,000 10,176,933
State of New York , Revenue , 2019 S-1 , 5% , 7/15/43 ........................ 17,000,000 17,300,786
State of New York , Revenue , 2020 S-1 , 4% , 7/15/41 ........................ 8,465,000 7,895,700
State of New York , Revenue , 2020 S-1B , 4% , 7/15/41 ...................... 2,465,000 2,302,294
State of New York Building Aid , Revenue , 2026 S-2 , Refunding , 5% , 7/15/43 ..... 2,975,000 3,148,042
New York Convention Center Development Corp. ,
New York City Hotel Unit Fee , Revenue, Senior Lien , 2016 A , Refunding , 5% ,
11/15/46 ....................................................... 5,000,000 5,023,818
New York City Hotel Unit Fee , Revenue, Senior Lien , 2026 A , Refunding , 5% ,
11/15/44 ....................................................... 1,000,000 1,055,884
New York City Hotel Unit Fee , Revenue, Senior Lien , 2026 A , Refunding , 5% ,
11/15/45 ....................................................... 1,000,000 1,051,658
d
New York Energy Finance Development Corp. , Revenue , 2025 , Mandatory Put , 5% ,
12/01/33 ........................................................ 11,240,000 11,484,974
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , 3% , 11/15/51 .............................. 18,000,000 12,207,276
Goldman Sachs Headquarters LLC , Revenue , 2005 , Refunding , 5.25% , 10/01/35 .. 91,360,000 101,684,950
Goldman Sachs Headquarters LLC , Revenue , 2007 , 5.5% , 10/01/37 ........... 27,000,000 30,569,521
Port Authority of New York & New Jersey , Revenue , 1WTC 2021 , Refunding , 3% ,
2/15/42 ........................................................ 5,000,000 3,984,744
Port Authority of New York & New Jersey , Revenue , 1WTC 2021 , Refunding , 4% ,
2/15/43 ........................................................ 5,000,000 4,553,500
New York Power Authority ,
Revenue , 2020 A , Refunding , 4% , 11/15/60 .............................. 11,455,000 9,805,774
SFP Transmission Project , Revenue , 2023 A , AG Insured , 5% , 11/15/53 ......... 3,000,000 3,055,151

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority ,
Revenue , 2008 A-1 , 5% , 6/01/38 ...................................... $ 3,970,000 $ 3,976,320
Revenue , 2009 A , AG Insured , 5.625% , 10/01/29 .......................... 245,000 245,631
Revenue , 2009 C , AG Insured , 5% , 10/01/31 ............................. 45,000 45,083
Revenue , 2009 C , AG Insured , 5.125% , 10/01/36 .......................... 60,000 60,105
Barnard College , Revenue , 2025 A , Refunding , 5% , 7/01/50 .................. 1,750,000 1,767,085
Barnard College , Revenue , 2025 A , Refunding , 5% , 7/01/55 .................. 3,000,000 3,002,729
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/37 1,705,000 1,501,320
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/38 2,200,000 1,904,820
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/39 1,305,000 1,112,393
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/40 1,300,000 1,090,340
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/41 2,100,000 1,955,548
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/45 5,835,000 4,645,218
Cornell University , Revenue , 2024 A , Refunding , 5.5% , 7/01/54 ............... 12,350,000 13,011,950
Educational Housing Services, Inc. , Revenue , 2005 , AMBAC Insured , 5.25% , 7/01/30 4,225,000 4,325,537
Fashion Institute of Technology , Revenue , 2007 , NATL Insured , 5.25% , 7/01/34 ... 13,290,000 13,905,347
Fordham University , Revenue , 2020 , 4% , 7/01/50 .......................... 4,500,000 3,937,857
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2015 , Refunding ,
5% , 12/01/45 ................................................... 1,000,000 857,025
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/32 ................................................... 500,000 487,944
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/33 ................................................... 4,000,000 3,873,705
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/35 ................................................... 1,100,000 1,040,027
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/36 ................................................... 2,100,000 1,958,372
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/37 ................................................... 2,000,000 1,836,243
Iona College , Revenue , 2021 A , 5% , 7/01/46 ............................. 925,000 915,042
Iona College , Revenue , 2021 A , 5% , 7/01/51 ............................. 2,350,000 2,256,574
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/31 ...................... 325,000 344,399
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/32 ...................... 300,000 319,393
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/42 ...................... 275,000 275,439
Memorial Sloan-Kettering Cancer Center , Revenue , 2017-1 , Refunding , 4% , 7/01/47 5,000,000 4,402,052
Montefiore Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/01/31 ......... 525,000 536,927
Montefiore Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/01/33 ......... 1,150,000 1,168,883
Montefiore Obligated Group , Revenue , 2020 A , Refunding , 5% , 9/01/30 ......... 1,800,000 1,877,168
Montefiore Obligated Group , Revenue , 2020 A , Refunding , 4% , 9/01/45 ......... 10,900,000 9,439,474
Montefiore Obligated Group , Revenue , 2020 A , Refunding , 4% , 9/01/50 ......... 1,370,000 1,101,283
Montefiore Obligated Group , Revenue , 2024 , 5.5% , 11/01/47 ................. 1,000,000 1,028,837
Mount Sinai Hospital Obligated Group , Revenue , 2025 , 5% , 7/01/45 ............ 1,420,000 1,409,553
Mount Sinai Hospital Obligated Group , Revenue , 2025 , 5.25% , 7/01/50 ......... 11,000,000 10,883,007
New School (The) , Revenue , 2022 A , Refunding , 4% , 7/01/47 ................ 4,000,000 3,303,008
New York Institute of Technology , Revenue , 2024 , 5.25% , 7/01/49 ............. 3,890,000 3,900,526
New York Institute of Technology , Revenue , 2024 , 5.25% , 7/01/54 ............. 4,100,000 4,042,898
New York University , Revenue , 2018 A , 5% , 7/01/48 ........................ 5,000,000 5,044,606
New York University , Revenue , 2019 A , 5% , 7/01/49 ........................ 25,000,000 25,709,755
New York University , Revenue , 2025 A , Refunding , 5.25% , 7/01/55 ............. 4,000,000 4,131,628
Northwell Health Obligated Group , Revenue , 2022 A , Refunding , 5% , 5/01/52 .... 13,490,000 13,312,334
Northwell Health Obligated Group , Revenue , 2024 A , Refunding , 4% , 5/01/54 .... 6,500,000 5,420,436
Northwell Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% , 5/01/54 .. 11,000,000 11,122,587
NYU Langone Hospitals Obligated Group , Revenue , 2020 A , 3% , 7/01/48 ....... 4,000,000 2,915,152
NYU Langone Hospitals Obligated Group , Revenue , 2020 A , 4% , 7/01/50 ....... 20,420,000 17,661,554
NYU Langone Hospitals Obligated Group , Revenue , 2020 A , 4% , 7/01/53 ....... 25,280,000 21,362,990
Orchard Park CCRC, Inc. Obligated Group , Revenue , 2025 A , 5.125% , 11/15/55 .. 1,600,000 1,579,363
Pace University , Revenue , 2024 A , 5.25% , 5/01/44 ......................... 590,000 598,233

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
Pace University , Revenue , 2024 A , 5.5% , 5/01/49 .......................... $ 1,775,000 $ 1,804,104
Pace University , Revenue , 2024 A , 5.5% , 5/01/56 .......................... 1,000,000 1,006,044
Rochester Institute of Technology , Revenue , 2022 A , 5% , 7/01/41 .............. 1,000,000 1,041,021
Rochester Institute of Technology , Revenue , 2022 A , 5% , 7/01/42 .............. 1,000,000 1,039,874
Roswell Park Cancer Institute Corp. Obligated Group , Revenue , 2025 A , AG Insured ,
5.5% , 7/01/50 ................................................... 1,000,000 1,057,088
St. John's University , Revenue , 2021 A , 4% , 7/01/48 ....................... 5,945,000 5,119,029
St. John's University , Revenue , 2021 A , Pre-Refunded , 4% , 7/01/48 ............ 305,000 319,867
St. Joseph's College , Revenue , 2021 , 4% , 7/01/40 ......................... 225,000 183,159
St. Joseph's College , Revenue , 2021 , 5% , 7/01/51 ......................... 725,000 593,027
State of New York Personal Income Tax , Revenue , 2017 A , Pre-Refunded , 5% ,
2/15/39 ........................................................ 15,000 15,161
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 5% ,
2/15/40 ........................................................ 10,000 10,225
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 5% ,
2/15/41 ........................................................ 30,000 30,674
State of New York Personal Income Tax , Revenue , 2017 B , 5% , 2/15/43 ......... 12,050,000 12,188,529
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 5% ,
2/15/43 ........................................................ 30,000 30,674
State of New York Personal Income Tax , Revenue , 2017 B , 4% , 2/15/46 ......... 10,000,000 8,864,594
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 4% ,
2/15/46 ........................................................ 15,000 15,196
State of New York Personal Income Tax , Revenue , 2017 B-3 , 5% , 2/15/41 ....... 9,895,000 10,017,120
State of New York Personal Income Tax , Revenue , 2024 A , 5.25% , 3/15/52 ...... 18,850,000 19,368,379
State of New York Personal Income Tax , Revenue , 2025 A , Refunding , 5% , 3/15/52 10,000,000 10,068,596
State of New York Personal Income Tax , Revenue , 2025 A , Refunding , 5% , 3/15/55 5,250,000 5,283,522
State of New York Personal Income Tax , Revenue , 2026 A , Refunding , 5.25% ,
3/15/56 ........................................................ 7,500,000 7,737,556
State of New York Sales Tax , Revenue , 2018 A , 4% , 3/15/46 ................. 25,000,000 22,615,738
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/45 ........ 6,235,000 6,345,830
State of New York Sales Tax , Revenue , 2024 A , 5% , 3/15/55 ................. 5,000,000 5,043,616
State of New York Sales Tax , Revenue , 2024 B , Refunding , 5% , 3/15/51 ........ 6,000,000 6,089,378
State of New York Sales Tax , Revenue , 2025 A , Refunding , 5% , 3/15/55 ......... 7,500,000 7,593,359
State University of New York Dormitory Facilities , Revenue , 2017 A , Pre-Refunded ,
5% , 7/01/42 .................................................... 780,000 795,609
State University of New York Dormitory Facilities , Revenue , 2017 A , Pre-Refunded ,
5% , 7/01/46 .................................................... 4,000,000 4,081,713
State University of New York Dormitory Facilities , Revenue , 2018 A , 5% , 7/01/43 .. 4,300,000 4,379,270
State University of New York Dormitory Facilities , Revenue , 2018 A , Pre-Refunded ,
5% , 7/01/48 .................................................... 5,975,000 6,231,026
State University of New York Dormitory Facilities , Revenue , 2019 A , 3% , 7/01/42 .. 4,165,000 3,329,184
State University of New York Dormitory Facilities , Revenue , 2019 A , 4% , 7/01/43 .. 1,200,000 1,112,838
Teachers College , Revenue , 2022 , Refunding , 4% , 7/01/46 .................. 6,175,000 5,593,432
White Plains Hospital Obligated Group , Revenue , 2024 , 5.25% , 10/01/49 ........ 10,345,000 10,448,785
New York State Environmental Facilities Corp. ,
Morgan State University Student Housing , Revenue , 2022 B , 5.25% , 9/15/52 ..... 5,000,000 5,217,998
New York City Water & Sewer System , Revenue , 2017 E , 5% , 6/15/47 .......... 6,090,000 6,129,605
New York City Water & Sewer System , Revenue , 2018 B , 5% , 6/15/43 .......... 8,000,000 8,139,048
New York City Water & Sewer System , Revenue , 2018 B , 5% , 6/15/48 .......... 18,610,000 18,885,752
New York State Housing Finance Agency , Revenue , 2020 E , 2.45% , 11/01/50 ...... 3,000,000 1,910,402
New York State Thruway Authority ,
Revenue , 2019 B , 4% , 1/01/41 ........................................ 12,000,000 11,095,302
Revenue , 2019 B , 3% , 1/01/46 ........................................ 4,200,000 3,045,173
Revenue , 2019 B , BAM Insured , 4% , 1/01/50 ............................. 20,000,000 17,655,120
Revenue , 2019 B , 4% , 1/01/53 ........................................ 15,000,000 12,951,517
Revenue , 2026 A , Refunding , 5% , 1/01/51 ............................... 1,000,000 1,016,175

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Thruway Authority, (continued)
Revenue , N , 4% , 1/01/46 ............................................ $ 10,000,000 $ 8,943,973
Revenue , P , Refunding , 5.25% , 1/01/54 ................................. 1,000,000 1,029,535
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 5% , 3/15/46 4,125,000 4,250,158
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 5% , 3/15/48 25,000,000 25,529,622
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/32 .......................... 5,500,000 5,601,658
Delta Air Lines, Inc. , Revenue , 2020 , 4% , 10/01/30 ......................... 12,400,000 12,561,268
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/35 ......................... 6,305,000 6,537,643
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/40 ......................... 11,000,000 11,168,189
Delta Air Lines, Inc. , Revenue , 2020 , 4.375% , 10/01/45 ..................... 26,500,000 24,702,836
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... 9,150,000 9,639,536
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/41 ............ 2,130,000 1,961,034
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/46 ............ 6,000,000 5,301,417
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 4/30/53 ............. 19,875,000 16,880,543
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/34 ... 450,000 467,609
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/35 ... 400,000 413,766
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/36 ... 400,000 411,929
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/37 ... 350,000 358,708
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/38 ... 300,000 279,607
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/39 ... 400,000 366,293
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/40 ... 2,555,000 2,302,657
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/42 ... 910,000 802,393
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/33 ... 1,200,000 1,276,634
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/34 ... 2,000,000 2,119,982
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/36 ... 2,000,000 2,100,920
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 4% , 12/01/39 ... 4,545,000 4,319,818
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 4% , 12/01/41 ... 10,300,000 9,564,450
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 4% , 12/01/42 ... 9,690,000 8,938,339
JFK International Air Terminal LLC , Revenue , 2022 , 5% , 12/01/42 ............. 10,000,000 10,161,862
JFK Millennium Partners LLC , Revenue , 2024 A , Refunding , AG Insured , 5.25% ,
12/31/54 ....................................................... 12,500,000 12,602,931
JFK Millennium Partners LLC , Revenue , 2024 A , Refunding , 5.5% , 12/31/60 ..... 9,250,000 9,272,906
c
JFK Millennium Partners LLC , Revenue , 2024 B , Refunding , AG Insured , 1.642%,
12/31/54 ....................................................... 9,000,000 5,787,196
JFK NTO LLC , Revenue , 2023 , 6% , 6/30/54 .............................. 6,500,000 6,672,699
JFK NTO LLC , Revenue , 2023 , AG Insured , 5.125% , 6/30/60 ................. 10,000,000 9,831,393
JFK NTO LLC , Revenue , 2023 , 5.375% , 6/30/60 .......................... 15,160,000 15,003,978
JFK NTO LLC , Revenue , 2024 , 5% , 6/30/60 .............................. 13,000,000 12,425,235
JFK NTO LLC , Revenue , 2024 , 5.5% , 6/30/60 ............................ 5,750,000 5,778,314
JFK NTO LLC , Revenue , 2025 , 6% , 6/30/50 .............................. 3,250,000 3,428,315
Oneida County Local Development Corp. , Mohawk Valley Health System Obligated
Group , Revenue , 2021 A , AG Insured , 4% , 12/01/51 ........................ 4,000,000 3,394,569
b
Oneida Indian Nation of New York ,
Revenue , 144A, 2024 A , 8% , 9/01/40 ................................... 3,000,000 2,982,948
Revenue , 144A, 2024 B , 6% , 9/01/43 ................................... 2,150,000 2,280,331
Onondaga Civic Development Corp. ,
Le Moyne College , Revenue , 2021 , 4% , 7/01/38 ........................... 200,000 187,702
Le Moyne College , Revenue , 2021 , 4% , 7/01/41 ........................... 245,000 215,805
Le Moyne College , Revenue , 2021 , 5% , 7/01/46 ........................... 460,000 447,211
Le Moyne College , Revenue , 2021 , 5% , 7/01/51 ........................... 820,000 769,101
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/32 .................. 725,000 759,306
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/34 .................. 315,000 312,080
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/36 .................. 350,000 338,808
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/39 .................. 475,000 438,544
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/42 .................. 530,000 462,086
Syracuse University , Revenue , 2025 , 5.5% , 12/01/56 ....................... 4,000,000 4,250,292

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Onondaga County Trust for Cultural Resources ,
Syracuse University , Revenue , 2019 , Refunding , 5% , 12/01/43 ................ $ 5,000,000 $ 5,144,508
Syracuse University , Revenue , 2019 , Refunding , 4% , 12/01/47 ................ 17,000,000 15,594,023
Port Authority of New York & New Jersey ,
Revenue , 200 , Refunding , 5% , 4/15/57 ................................. 11,040,000 11,057,379
Revenue , 205th , Refunding , 5% , 5/15/57 ................................ 13,000,000 13,039,541
Revenue , 211th , Refunding , 5% , 9/01/48 ................................ 16,730,000 17,023,339
Revenue , 214th , 5% , 9/01/34 ......................................... 2,500,000 2,590,192
Revenue , 214th , 4% , 9/01/38 ......................................... 5,000,000 4,748,360
Revenue , 221 , 4% , 7/15/45 .......................................... 7,610,000 6,817,137
Revenue , 221 , 4% , 7/15/50 .......................................... 15,250,000 13,167,664
Revenue , 234 , Refunding , 5.5% , 8/01/52 ................................ 4,000,000 4,135,218
Revenue , 238 , Refunding , 5% , 7/15/37 ................................. 4,000,000 4,239,563
Revenue , 244 , Refunding , 5% , 7/15/54 ................................. 2,500,000 2,548,003
Revenue , 246 , Refunding , 5% , 9/01/39 ................................. 5,000,000 5,227,666
Revenue , 246 , Refunding , 5% , 9/01/40 ................................. 2,000,000 2,083,307
Revenue , 250 , Refunding , 5.25% , 10/15/51 .............................. 5,000,000 5,262,900
Revenue , 251st , Refunding , 5% , 8/15/51 ................................ 1,500,000 1,546,842
Riverhead Industrial Development Agency ,
Riverhead Charter School Obligated Group , Revenue , 2025 , Refunding , 5% , 8/01/40 1,390,000 1,388,884
Riverhead Charter School Obligated Group , Revenue , 2025 , Refunding , 5.25% ,
8/01/44 ........................................................ 1,855,000 1,856,578
Riverhead Charter School Obligated Group , Revenue , 2025 , Refunding , 5.375% ,
8/01/48 ........................................................ 2,100,000 2,093,722
Saratoga County Capital Resource Corp. , Skidmore College , Revenue , 2020 A ,
4% , 7/01/50 ...................................................... 2,250,000 1,940,200
Schenectady County Capital Resource Corp. , Trustees of Union College , Revenue ,
2022 , Refunding , 5.25% , 7/01/52 ...................................... 700,000 708,170
St. Lawrence County Industrial Development Agency ,
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/34 ............... 465,000 470,781
St. Lawrence University , Revenue , 2022 , Refunding , 5.25% , 7/01/47 ........... 1,820,000 1,826,145
St. Lawrence University , Revenue , 2022 , Refunding , 5.25% , 7/01/52 ........... 2,500,000 2,442,689
Suffolk County Economic Development Corp. , Peconic Landing at Southold, Inc. ,
Revenue , 2019 B , Refunding , 5% , 12/01/34 .............................. 1,000,000 1,026,424
Suffolk Tobacco Asset Securitization Corp. ,
Revenue , 2021 A-2 , Refunding , 4% , 6/01/50 ............................. 4,500,000 3,833,655
Revenue , 2021 B-1 , Refunding , 4% , 6/01/50 ............................. 3,690,000 3,077,213
Syracuse Regional Airport Authority ,
Revenue , 2021 , Refunding , 4% , 7/01/35 ................................. 735,000 722,130
Revenue , 2021 , Refunding , 4% , 7/01/36 ................................. 750,000 728,936
Tompkins County Development Corp. , Kendal at Ithaca, Inc. , Revenue , 2022 A ,
Refunding , 4% , 7/01/42 ............................................. 3,440,000 3,199,501
Triborough Bridge & Tunnel Authority ,
Revenue , 2017 A , Refunding , 5% , 11/15/47 .............................. 7,370,000 7,413,110
Revenue , 2017 B , Refunding , 5% , 11/15/37 .............................. 8,055,000 8,139,433
Revenue , 2017 C-2 , 5% , 11/15/42 ..................................... 18,190,000 18,439,761
Revenue , 2020 A , 5% , 11/15/49 ....................................... 10,000,000 10,163,964
Revenue , 2020 A , 5% , 11/15/54 ....................................... 10,000,000 10,128,291
Revenue , 2023 B-1 , 5.25% , 11/15/53 ................................... 4,500,000 4,639,716
Revenue , 2026 A-1 , 5.25% , 11/15/54 ................................... 1,000,000 1,033,762
c
Revenue, Sub. Lien , 2013 A , Refunding , 3.47%, 11/15/31 .................... 5,000,000 4,185,323
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2021 A-1 , Refunding , 5% , 5/15/51 .................................... 20,000,000 20,352,934
c
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2022 D-1B , Refunding , 4.03%, 11/15/36 ............................... 6,250,000 4,176,537
c
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2022 D-1B , Refunding , 4.51%, 11/15/39 ............................... 1,115,000 622,323

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Triborough Bridge & Tunnel Authority, (continued)
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2024 B-1 , Refunding , 4.125% , 5/15/54 ................................ $ 5,000,000 $ 4,399,667
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2024 B-1 , Refunding , 5.25% , 5/15/54 ................................. 19,000,000 19,492,028
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2026 A-1 , Refunding , 5% , 11/15/56 ................................... 8,000,000 8,102,974
Real Estate Transfer Tax , Revenue , 2025 A , 5.25% , 12/01/54 ................. 8,500,000 8,717,071
Sales Tax , Revenue , 2023 A , 4% , 5/15/48 ............................... 9,175,000 8,353,998
Sales Tax , Revenue , 2024 A-1 , 5.25% , 5/15/59 ........................... 6,545,000 6,658,112
Sales Tax , Revenue , 2024 A-1 , 5.25% , 5/15/64 ........................... 10,000,000 10,128,757
Troy Capital Resource Corp. ,
Revenue , 2021 , Refunding , 4% , 9/01/35 ................................. 180,000 180,401
Revenue , 2021 , Refunding , 4% , 9/01/36 ................................. 280,000 279,030
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/36 ...... 3,200,000 3,309,740
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/38 ...... 3,800,000 3,911,918
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/39 ...... 5,000,000 5,103,290
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 4% , 9/01/40 ...... 1,500,000 1,380,339
Utility Debt Securitization Authority ,
Revenue , 2017 , 5% , 12/15/39 ........................................ 5,750,000 5,834,819
Revenue , 2017 , 5% , 12/15/40 ........................................ 10,000,000 10,136,628
Revenue , 2017 , 5% , 12/15/41 ........................................ 8,500,000 8,613,479
Westchester County Local Development Corp. ,
Kendal on Hudson Obligated Group , Revenue , 2022 B , Refunding , 4.25% , 1/01/45 2,925,000 2,760,228
Kendal on Hudson Obligated Group , Revenue , 2022 B , Refunding , 5% , 1/01/51 ... 2,500,000 2,499,936
New York Blood Center, Inc. , Revenue , 2024 , 5% , 7/01/35 ................... 2,250,000 2,401,396
New York Blood Center, Inc. , Revenue , 2024 , 5% , 7/01/38 ................... 3,225,000 3,368,492
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AG
Insured , 5.75% , 11/01/49 .......................................... 1,000,000 1,055,948
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AG
Insured , 5% , 11/01/51 ............................................. 1,200,000 1,188,232
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , 6.25% ,
11/01/52 ....................................................... 1,000,000 1,028,432
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AG
Insured , 5.75% , 11/01/53 .......................................... 1,000,000 1,047,562
Yonkers Industrial Development Agency , Revenue , 2022 , 5.25% , 5/01/51 ......... 1,600,000 1,643,577
2,270,567,538
South Carolina 0.2%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 5,900,000 5,127,868
Texas 0.5%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 4,390,000 4,038,767
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 10,000,000 7,522,611
11,561,378
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 6,700,000 5,733,217
Wisconsin 2.3%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 9,025,000 9,229,931
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 6,500,000 5,295,999
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 72,055,000 35,890,069

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. $ 10,875,000 $ 6,940,510
b
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,500,000 1,484,535
58,841,044
U.S. Territories 2.6%
Guam 0.4%
Antonio B Won Pat International Airport Authority ,
Revenue , 2023 A , Refunding , 5% , 10/01/28 .............................. 480,000 491,534
Revenue , 2023 A , Refunding , 5.25% , 10/01/29 ............................ 700,000 730,393
Revenue , 2023 A , Refunding , 5.25% , 10/01/31 ............................ 775,000 820,746
Revenue , 2023 A , Refunding , 5.375% , 10/01/33 ........................... 525,000 565,960
Revenue , 2023 A , Refunding , 5.25% , 10/01/36 ............................ 685,000 724,608
Revenue , 2023 A , Refunding , 5.375% , 10/01/40 ........................... 525,000 543,750
Revenue , 2023 A , Refunding , 5.375% , 10/01/43 ........................... 1,250,000 1,281,397
Revenue , 2024 A , 5% , 10/01/34 ....................................... 670,000 708,326
Revenue , 2024 A , 5.25% , 10/01/41 .................................... 1,560,000 1,596,659
Guam Power Authority ,
Revenue , 2024 A , Refunding , 5% , 10/01/34 .............................. 710,000 757,645
Revenue , 2024 A , Refunding , 5% , 10/01/35 .............................. 500,000 532,789
Revenue , 2024 A , Refunding , 5% , 10/01/36 .............................. 450,000 477,486
Revenue , 2024 A , Refunding , 5% , 10/01/37 .............................. 455,000 477,449
Revenue , 2024 A , Refunding , 5% , 10/01/38 .............................. 575,000 600,025
Revenue , 2024 A , Refunding , 5% , 10/01/40 .............................. 520,000 533,745
Revenue , 2024 A , Refunding , 5% , 10/01/42 .............................. 250,000 255,448
11,097,960
Puerto Rico 2.2%
Municipality of San Juan Puerto Rico ,
GO , 2026 A , 5.25% , 7/01/39 .......................................... 300,000 318,040
GO , 2026 A , 5.25% , 7/01/40 .......................................... 340,000 357,404
GO , 2026 A , 5% , 7/01/51 ............................................ 1,500,000 1,516,869
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,050,000 1,056,131
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 22,313,000 21,114,424
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 19,095,000 18,531,413
c
Sales Tax , Revenue , A-1 , 5.54%, 7/01/51 ................................ 20,000,000 5,241,660
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 7,150,000 6,751,298
54,887,239
Total U.S. Territories .................................................................... 65,985,199
Total Municipal Bonds (Cost $ 2,598,856,650 ) ...................................
2,489,698,025
Total Long Term Investments (Cost $ 2,605,556,650 ) .............................
2,496,537,835
a
a a a a
Short Term Investments 0.6%
Municipal Bonds 0.6%
New York 0.6%
e
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2014 AA-1 , SPA JPMorgan Chase Bank NA , Daily
VRDN and Put , 3% , 6/15/50 ........................................ 10,000,000 10,000,000
Water & Sewer System , Revenue , 2017 BB-1B , SPA State Street Bank & Trust Co. ,
Daily VRDN and Put , 3.05% , 6/15/49 ................................. 2,000,000 2,000,000

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
New York (continued)
e
New York City Municipal Water Finance Authority, (continued)
Water & Sewer System , Revenue , BB-1 A , SPA State Street Bank & Trust Co. , Daily
VRDN and Put , 3.05% , 6/15/49 ...................................... $ 2,600,000 $ 2,600,000
e
New York City Transitional Finance Authority , Future Tax Secured , Revenue, Sub. Lien ,
2014 D-3 , SPA Mizuho Bank Ltd. , Daily VRDN and Put , 2.98% , 2/01/44 ......... 300,000 300,000
14,900,000
Total Municipal Bonds (Cost $ 14,900,000 ) ......................................
14,900,000
Total Short Term Investments (Cost $ 14,900,000 ) ................................
14,900,000
a
Total Investments (Cost $ 2,620,456,650 ) 99.0% ..................................
$2,511,437,835
Other Assets, less Liabilities 1.0% .............................................
25,607,653
Net Assets 100.0% ...........................................................
$2,537,045,488
See Abbreviations on page 30 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2026, the aggregate value of these securities was $75,377,588, representing 3.0% of net assets.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
August 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin New
York Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,620,456,650
Value - Unaffiliated issuers .................................................................. $2,511,437,835
Cash .................................................................................... 89,284
Receivables:
Capital shares sold ........................................................................ 1,023,189
Interest ................................................................................. 32,354,533
Total assets .......................................................................... 2,544,904,841
Liabilities:
Payables:
Investment securities purchased .............................................................. 134,730
Capital shares redeemed ................................................................... 4,873,207
Management fees ......................................................................... 986,827
Distribution fees .......................................................................... 205,115
Transfer agent fees ........................................................................ 500,492
Trustees' fees and expenses ................................................................. 1,548
Distributions to shareholders ................................................................. 937,079
Accrued expenses and other liabilities ........................................................... 220,355
Total liabilities ......................................................................... 7,859,353
Net assets, at value ................................................................. $2,537,045,488
Net assets consist of:
Paid-in capital ............................................................................. $3,079,721,127
Total distributable earnings (losses) ............................................................. (542,675,639)
Net assets, at value ................................................................. $2,537,045,488

Franklin New York Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin New
York Tax-Free
Income Fund
Class A:
Net assets, at value ....................................................................... $324,282,756
Shares outstanding ........................................................................ 33,627,676
Net asset value per share
a ,b
.................................................................. $9.64
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $10.02
Class A1:
Net assets, at value ....................................................................... $1,420,964,925
Shares outstanding ........................................................................ 147,253,915
Net asset value per share
a ,b
.................................................................. $9.65
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $10.03
Class C:
Net assets, at value ....................................................................... $23,683,226
Shares outstanding ........................................................................ 2,457,049
Net asset value and maximum offering price per share
a ,b
............................................ $9.64
Class R6:
Net assets, at value ....................................................................... $149,538,234
Shares outstanding ........................................................................ 15,476,921
Net asset value and maximum offering price per share
b
............................................. $9.66
Advisor Class:
Net assets, at value ....................................................................... $618,576,347
Shares outstanding ........................................................................ 64,056,866
Net asset value and maximum offering price per share
b
............................................. $9.66
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin New York Tax-Free Income Fund
Financial Statements
Statement of Operations
for the six months ended August 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin New
York Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $55,969,832
Expenses:
Management fees (Note 3 a ) ................................................................... 5,977,658
Distribution fees: (Note 3c )
    Class A ................................................................................ 418,626
    Class A1 ............................................................................... 745,101
    Class C ................................................................................ 86,352
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 117,519
    Class A1 ............................................................................... 523,102
    Class C ................................................................................ 9,336
    Class R6 ............................................................................... 11,921
    Advisor Class ............................................................................ 221,221
Custodian fees ............................................................................. 8,227
Reports to shareholders fees .................................................................. 40,289
Registration and filing fees .................................................................... 57,774
Professional fees ........................................................................... 39,909
Trustees' fees and expenses .................................................................. 14,942
Other .................................................................................... 100,841
Total expenses ......................................................................... 8,372,818
Net investment income ................................................................ 47,597,014
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (2,471,402)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (92,644,308)
Net realized and unrealized gain (loss) ............................................................ (95,115,710)
Net increase (decrease) in net assets resulting from operations .......................................... $(47,518,696)

Franklin New York Tax-Free Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin New York Tax-Free Income Fund
Six Months Ended
August 31, 2026
(unaudited)
Year Ended
February 28, 2026
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $47,597,014 $96,356,156
Net realized gain (loss) ................................................. (2,471,402) (19,679,511)
Net change in unrealized appreciation (depreciation) ........................... (92,644,308) 20,701,571
Net increase (decrease) in net assets resulting from operations ................ (47,518,696) 97,378,216
Distributions to shareholders:
Class A ............................................................. (5,908,092) (11,159,778)
Class A1 ............................................................ (27,383,564) (55,422,062)
Class C ............................................................. (415,580) (1,104,121)
Class R6 ............................................................ (2,824,538) (4,838,683)
Advisor Class ........................................................ (11,897,657) (22,249,284)
Total distributions to shareholders .......................................... (48,429,431) (94,773,928)
Capital share transactions: (Note 2 )
Class A ............................................................. (2,498,206) (12,925,180)
Class A1 ............................................................ (64,632,300) (150,916,437)
Class C ............................................................. (3,937,197) (18,850,456)
Class R6 ............................................................ 9,173,555 20,123,905
Advisor Class ........................................................ 7,601,945 (5,977,512)
Total capital share transactions ............................................ (54,292,203) (168,545,680)
Net increase (decrease) in net assets ................................... (150,240,330) (165,941,392)
Net assets:
Beginning of period ..................................................... 2,687,285,818 2,853,227,210
End of period .......................................................... $2,537,045,488 $2,687,285,818

Franklin New York Tax-Free Income Fund

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin New York Tax-Free Income Fund (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund's federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
d. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At August 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
August 31, 2026
Year Ended
February 28, 2026
Shares Amount Shares Amount
Class A Shares: 1620987 –
Shares sold
a
................................... 2,006,278 $19,727,742 5,536,566 $53,887,830
Shares issued in reinvestment of distributions .......... 555,262 5,438,839 1,055,531 10,242,777
Shares redeemed ............................... (2,813,982) (27,664,787) (7,960,642) (77,055,787)
Net increase (decrease) .......................... (252,442) $(2,498,206) (1,368,545) $(12,925,180)
Class A1 Shares: 22108433 –
Shares sold ................................... 761,692 $7,505,127 2,407,597 $23,419,121
Shares issued in reinvestment of distributions .......... 2,345,675 22,992,104 4,799,278 46,593,616
Shares redeemed ............................... (9,668,308) (95,129,531) (22,754,367) (220,929,174)
Net increase (decrease) .......................... (6,560,941) $(64,632,300) (15,547,492) $(150,916,437)
Class C Shares: 2343449 –
Shares sold ................................... 208,207 $2,042,475 272,594 $2,635,253
Shares issued in reinvestment of distributions .......... 40,400 395,593 108,775 1,053,250
Shares redeemed
a
.............................. (648,486) (6,375,265) (2,324,938) (22,538,959)
Net increase (decrease) .......................... (399,879) $(3,937,197) (1,943,569) $(18,850,456)
Class R6 Shares: (3038380) –
Shares sold ................................... 2,611,013 $25,614,349 7,237,003 $69,553,285
Shares issued in reinvestment of distributions .......... 189,220 1,857,003 355,770 3,459,545
Shares redeemed ............................... (1,869,032) (18,297,797) (5,485,594) (52,888,925)
Net increase (decrease) .......................... 931,201 $9,173,555 2,107,179 $20,123,905
Advisor Class Shares: (166929) –
Shares sold ................................... 5,697,633 $56,129,883 16,423,703 $158,361,754
Shares issued in reinvestment of distributions .......... 1,171,448 11,491,297 2,213,485 21,515,480
Shares redeemed ............................... (6,108,529) (60,019,235) (19,230,811) (185,854,746)
Net increase (decrease) .......................... 760,552 $7,601,945 (593,623) $(5,977,512)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the period ended August 31, 2026, the annualized gross effective investment management fee rate was 0.455% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
3. Transactions with Affiliates
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended August 31, 2026, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$342,196 was retained by Investor Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65% based on the average net assets of each class until June 30, 2027. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until June 30, 2027.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended August 31, 2026, these purchase and sale transactions aggregated $53,785,000 and $39,460,000, respectively.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2026, the capital loss carryforwards were as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $5,499
CDSC retained .............................................................................. $9,338
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 98,020,176
Long term ................................................................................ 337,004,784
Total capital loss carryforwards ............................................................... $435,024,960
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

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Notes to Financial Statements (unaudited)

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At August 31, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts and premiums.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2026, aggregated
$62,570,270 and $100,473,958, respectively.
6. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended August 31, 2026, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Cost of investments .......................................................................... $2,619,470,746
Unrealized appreciation ........................................................................ $28,428,815
Unrealized depreciation ........................................................................ (136,461,726)
Net unrealized appreciation (depreciation) .......................................................... $(108,032,911)
4. Income Taxes
(continued)

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Notes to Financial Statements (unaudited)

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Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2026, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
9. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin New York Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ — $ 6,839,810 $ 6,839,810
Municipal Bonds ......................... — 2,489,698,025 — 2,489,698,025
Short Term Investments ................... — 14,900,000 — 14,900,000
Total Investments in Securities ........... $— $2,504,598,025 $6,839,810 $2,511,437,835
a
For detailed categories, see the accompanying Schedule of Investments.
8. Fair Value Measurements
(continued)

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Notes to Financial Statements (unaudited)

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Abbreviations
Selected Portfolio
AG
Assured Guaranty, Inc.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
FHA
Federal Housing Administration
FNMA
Federal National Mortgage Association
GO
General Obligation
NATL
National Reinsurance Corp.
REIT
Real Estate Investment Trust
SPA
Standby Purchase Agreement

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FRANKLIN NEW YORK TAX-FREE INCOME FUND
(Fund)
(unaudited)
At an in-person meeting held on April 14, 2026 (Meeting), the Board of Trustees (Board) of the Fund, including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager)
and the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. On several occasions, both prior to, and at the Meeting, the Independent Trustees met with senior executives of
Franklin Templeton, Inc. (FTI), the Manager’s parent, to discuss management’s perspectives on and ask questions regarding the performance of and long-term business strategies for the Municipal and Tax-Free Funds, including on topics such as the positioning of the Municipal and Tax-Free Funds within the broader Franklin Templeton product offering line up, management’s assessment of the overall performance of the Municipal and Tax-Free Funds compared to other similar suites of funds in the marketplace, and the appropriateness of the Broadridge Performance Universe selected for each Municipal and Tax-Free
Fund. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of FTI, FTI’s continued growth of its global, multi-asset franchise, and its commitment to the mutual fund business. The Board further noted FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging of artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2025. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below. This year, in addition to providing Class A performance (and expense) data, Broadridge included Advisor Class performance data for the Fund to align with the performance reporting provided at Board meetings throughout the year. Going forward, Broadridge will provide the Board solely with the Fund’s
Advisor Class performance information.

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The Performance Universe for the Fund included the Fund, the Fund’s Advisor Class shares and all retail and institutional
New York municipal debt funds. The Board noted that the Fund’s annualized income return for the one-, three- and five-year periods was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three- and five-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund’s underweight allocation to credit risk until 2021 detracted from the Fund’s relative performance versus the Performance Universe over the reporting periods. Management further explained that the Fund has a relatively lower allocation to high yield bonds versus some of the Performance Universe peers, which adversely impacted the Fund’s relative performance. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, tightening the Fund portfolio’s relative duration constraint and a credit migration so that credit risk is more in line with the Performance
Universe peers. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s
Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for each of the other funds in the Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and 10 other New York municipal debt funds. The Board noted that the
Management Rate and actual total expense ratio for the Fund were above the medians of its Expense Group. The Board discussed the above median Management Rate and actual total expense ratio with management and management explained that the Management Rate was less than one basis point above the median of its Expense Group. Management further explained that the Fund’s actual total expense ratio was within three basis points of the median of its Expense Group. The
Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2025, being the most recent fiscal year-end for FTI. The Board noted that although management continually makes refinements to its methodologies

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Semiannual Report
used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the
Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

4315-SFSOI 10/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin New York Tax-Free Income Fund

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	October 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	October 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	October 27, 2026